Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

	December 31, 2014	December 31, 2013

Software	$795,050	$798,267
Land use rights	2,101,619	2,110,121

Total	2,896,669	2,908,388
Less: Accumulated amortization	(474,248)	(259,060)

Intangible assets, net	$2,422,421	$2,649,328